Note 18 - Fair Values of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 5,264	$ 4,513	$ 4,735	$ 2,334
Other Real Estate Owned, Fair Value Adjustment	0	836
Impaired Loans [Member]
Financing Receivable, before Allowance for Credit Loss, Total	2,190	112
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 116	$ 3